SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May 09, 2017	Nov. 30, 2015	Jun. 30, 2017
New secured credit agreement [Member]
Debt instrument, face amount		$ 50,000	$ 35,625
Frequency of payments		quarterly
Repayments of debt			5,000
New credit facility from an Israeli Bank [Member]
Amount borrowed under credit facility	$ 17,500
Maturity of credit facility	May 15, 2020
Unpaid balance of the credit facility			$ 4,861
New credit facility from an Israeli Bank [Member] | Revolving Credit Facility [Member]
Amount borrowed under credit facility	$ 12,500
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	3.50%
New credit facility from an Israeli Bank [Member] | Long term loan [Member]
Amount borrowed under credit facility	$ 5,000
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	5.00%
Number of equal installments	36